WARRANT LIABILITY	12 Months Ended
Mar. 31, 2026
Warrant Liability
WARRANT LIABILITY

NOTE 11. WARRANT LIABILITY

On August 15, 2024, the Company effected a reverse stock split of its ordinary shares at a ratio of 1-for-20. The number of warrants and exercise price information herein have been retroactively adjusted to reflect the impact of the reverse stock split. See Note 1 “Nature of Operations” and Note 17, “Capital Stock and Reserves” for further discussion on the reverse stock split.

The following table summarizes the changes in the warrant liability during the fiscal years ended March 31, 2026, 2025, and 2024:

	Exercise Price	Warrants	Fair Value Balance
			In 000’$
Fair value of warrants at issuance on October 3, 2023:
Class B Warrants	$45.20	157,895	3,537
Class C Warrants	$45.20	157,895	4,663
Placement Agent Warrants	$47.50	7,896	232
Change in fair value of warrant liability		-	(6,868)
Warrant liability as of April 1, 2024	$-	323,686	$1,564
Change in fair value of warrant liability		-	388
Warrant liability as of March 31, 2025		323,686	$1,952
Fair value of warrants at issuance on January 27, 2026:
Placement Agent Warrants	$1.25	1,050,000	1,123
Change in fair value of warrant liability		-	(2,883)
Warrant liability as of March 31, 2026		1,373,686	$192

Series B Warrants

A fair value of $22.40 per each Series B Warrant was estimated at the issue date of October 3, 2023. A fair value of $0.00 and $5.65 per each warrant has been identified as of March 31, 2026 and 2025, respectively.

The inputs associated with calculating the fair value are reflected below.

	October 3, 2023	March 31, 2025	March 31, 2026
Exercise price	$45.20	$45.20	$45.20
Share price	$39.40	$9.25	$0.32
Expected life (years)	3.01	1.51	0.51
Expected volatility	90.4%	207.73%	85.00%
Risk-free interest rate	4.95%	3.96%	3.65%
Dividend yield	-	-	-

Series C Warrants

A fair value of $29.60 per each Series C Warrant was estimated at the issue date of October 3, 2023. A fair value of $0.00 and $6.40 per each warrant has been identified as of March 31, 2026 and 2025, respectively.

The inputs associated with calculating the fair value are reflected below.

	October 3, 2023	March 31, 2025	March 31, 2026
Exercise price	$45.20	$45.20	$45.20
Share price	$39.40	$9.25	$0.32
Expected life (years)	5.00	3.51	2.51
Expected volatility	100.7%	152.01%	95.00%
Risk-free interest rate	4.80%	3.91%	3.73%
Dividend yield	-	-	-

2023 Placement Agent Warrants

A fair value of $29.40 per each 2023 Placement Agent Warrant was estimated at the issue date of October 3, 2023. A fair value of $0.00 and $6.34 per each warrant has been identified as of March 31, 2026 and 2025, respectively.

The inputs associated with calculating the fair value are reflected below.

	October 3, 2023	March 31, 2025	March 31, 2026
Exercise price	$47.60	$47.50	$47.50
Share price	$39.40	$9.25	$0.32
Expected life (years)	4.99	3.51	2.51
Expected volatility	100.7%	152.01%	95.00%
Risk-free interest rate	4.80%	3.91%	3.73%
Dividend yield	-	-	-

2026 Placement Agent Warrants

A fair value of $1.07 per each 2026 Placement Agent Warrant was estimated at the issue date of January 19, 2026. A fair value of $0.18 per each warrant has been identified as of March 31, 2026.

The inputs associated with calculating the fair value are reflected below.

	January 19, 2026	March 31, 2026
Exercise price	$1.25	$1.25
Share price	$1.30	$0.32
Expected life (years)	5.0	4.79
Expected volatility	115.00%	105.00%
Risk-free interest rate	3.68%	3.83%
Dividend yield	-	-